Net Domestic Life Insurance In-Force (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance [Abstract]
Direct life insurance in-force	$ 730,016		$ 719,094		$ 693,459
Amounts assumed from other companies	1,148		1,239		1,323
Amounts ceded to other companies	(331,909)	[1]	(240,019)	[1]	(224,013)	[1]
Net life insurance in-force	$ 399,255		$ 480,314		$ 470,769
Percentage of amount assumed to net	0.00%		0.00%		0.00%

[1]	Includes amounts accounted for under the deposit method.